Concentrations (10K) (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Concentration risk, percentage of total sales	100.00%	100.00%
Domestic Destination [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage of total sales	99.00%	98.00%
Export Sales [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage of total sales	1.00%	2.00%